Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share - Based Compensation

16.                        Share-Based Compensation

In July 2019, the Compensation Committee of the Board of Directors approved stock-based awards to senior management under the Company’s 2019 Omnibus Incentive Plan (the “2019 Plan”). A total of 1,359,375 shares of incentive stock may be issued pursuant to the awards, in four tranches. The first tranche is to vest conditioned only on continued service over the three year period which commenced January 1, 2019. Tranches two, three and four will vest when the Company’s stock price exceeds $8.00, $11.00 and $14.00, respectively, over a 60 day period. The $8.00 threshold was achieved in January 2020 and the $11.00 threshold was achieved in January 2021.  Accordingly, 113,279 incentive shares vested in the year ended December 31, 2019 and 317,188 incentive shares vested in the year ended December 31, 2020.  Of the total of 430,467 which vested, 184,270 were settled and were issued as Class A common shares in April 2020.  A further 45,313 Class A common shares were issued in January 2021.

On February 4, 2019, the 2019 Plan was adopted, and the 2015 Plan and its predecessor plan from 2008 were terminated.

The 2019 Plan is administered by the Compensation Committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any one calendar year is 12,500 shares or $100,000. As a consequence of the completion of the Poseidon Transaction, all outstanding restricted stock units vested on November 15, 2018 and as a result a total of 60,425 Class A common shares were issued.

Restricted stock units were granted to five members of management on March 1, 2018 under the 2015 Plan, as part of their 2018 remuneration, divided into two tranches. The first tranche (12,500 restricted stock units) would vest when the individual leaves employment, provided that this was after March 31, 2019 and was not for cause. The second tranche (12,500 restricted stock units) would also vest after March 31, 2019 on the same terms, but, in addition, only if and when the share price had been at or above $24.00 for 20 consecutive trading days and provided that this had occurred before December 31, 2021.

Restricted stock units were granted to five members of management on January 8, 2018 under the 2015 Plan, as part of their 2017 remuneration, divided into two tranches. The first tranche (12,500 restricted stock units) would vest when the individual left employment, provided that this was after March 31, 2018 and was not for cause. The second tranche (12,500 restricted stock units) would also vest after March 31, 2018 on the same terms, but, in addition, only if and when the share price had been at or above $24.00 for 20 consecutive trading days and provided that this had occurred before December 31, 2020.

Share based awards, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2018	62,500	$19.36	n/a
Granted on January 8, 2018	25,000	9.28	n/a
Granted on March 1, 2018	25,000	9.04	n/a
Vested on November 15, 2018	(112,500)	n/a	7.92
Unvested as at December 31, 2018	—	$—	—
Granted in July 2019	1,359,375	3.79	n/a
Vested in 2019	113,279	—	4.95
Unvested as at December 31, 2019	1,246,096	$3.79	n/a
Vested in 2020	317,188	—	4.45
Unvested as at December 31, 2020	928,908	$3.79	n/a

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the Consolidated Statements of Operations over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

On November 15, 2018, as a result of the completion of the Poseidon Transaction, all 112,500 unvested restricted stock units vested and as a result, 60,425 Class A common shares were issued, with the balance being retained by the Company to fund individual’s personal tax liabilities under UK tax legislation, based on a fair value per share of $7.92.

During the year ended December 31, 2018, 4,266 shares were issued under the 2015 Plan, representing 20% of directors’ base fee for 2017 and 2016 respectively. The number of shares to be issued was determined based on a notional value per share of $32.00 rather than market values.

During the year ended December 31, 2020, the Company recognized a total of $1,998 (2019: $1,717 and 2018: $50), in respect of stock based compensation.